EQUITY-ACCOUNTED INVESTEES - Joint venture (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Revenue	€ 90,246,000	€ 95,058,000	€ 39,481,000
Interest income	3,883,000	4,089,000	3,236,000
Depreciation and amortization	(6,904,000)	(6,283,000)	(4,893,000)
Tax income	(2,778,000)	1,924,000	(5,195,000)
Other comprehensive income	(1,607,000)	(290,000)	150,000
Total combined comprehensive income (loss) for the reporting period	€ 36,346,000	€ 3,301,000	€ (27,127,000)
Advanced Energy Storage Systems Investment Company (AES) [Member]
Disclosure of joint ventures [line items]
Percent of ownership interest in joint ventures	51.30%	51.30%
Administration expense	€ (221,000)
R&D and Other expense	(351,000)
Depreciation and amortization	(561,000)	€ (1,106,000)
Interest expense		(292,000)
Tax income	61,000	236,000
Loss from continuing operations	(1,025,000)	(3,750,000)
Other comprehensive income		181,000
Total combined comprehensive income (loss) for the reporting period	€ (1,025,000)	€ (3,932,000)